Indebtedness - Schedule of Activity in Deferred Financing Charges (Details) $ in Thousands	9 Months Ended
Sep. 30, 2025 CAD ($)
Schedule of Activity in Deferred Financing Charges [Line Items]
Beginning balance	$ 654,944
Transferred to debt issue costs	(102,375)
Additions	1,000
Impact of foreign exchange	(19,881)
Ending balance	533,688
Telesat Lightspeed Financing Warrants [Member]
Schedule of Activity in Deferred Financing Charges [Line Items]
Beginning balance	617,476
Transferred to debt issue costs	(96,352)
Additions
Impact of foreign exchange	(18,847)
Ending balance	502,277
Debt issue costs [Member]
Schedule of Activity in Deferred Financing Charges [Line Items]
Beginning balance	37,468
Transferred to debt issue costs	(6,023)
Additions	1,000
Impact of foreign exchange	(1,034)
Ending balance	$ 31,411